Exhibit 99.1

World Omni Auto Receivables Trust 2023-C

Monthly Servicer Certificate

June 30, 2026

Dates Covered
Collections Period	06/01/26 - 06/30/26
Interest Accrual Period	06/15/26 - 07/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/26	234,519,638.42	16,139
Yield Supplement Overcollateralization Amount 05/31/26	13,083,527.39	0
Receivables Balance 05/31/26	247,603,165.81	16,139
Principal Payments	13,825,643.85	424
Defaulted Receivables	269,175.07	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/26	11,997,762.98	0
Pool Balance at 06/30/26	221,510,583.91	15,700

Pool Statistics	$ Amount	# of Accounts
Pool Factor	20.07%
Prepayment ABS Speed	1.29%
Aggregate Starting Principal Balance	1,163,498,581.79	43,008

Delinquent Receivables:
Past Due 31-60 days	6,150,020.64	287
Past Due 61-90 days	1,857,790.95	87
Past Due 91-120 days	448,692.82	23
Past Due 121+ days	0.00	0
Total	8,456,504.41	397

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.62%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.99%
Delinquency Trigger Occurred	NO

Recoveries	259,077.17
Aggregate Net Losses/(Gains) - June 2026	10,097.90
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.05%
Prior Net Losses/(Gains) Ratio	0.21%
Second Prior Net Losses/(Gains) Ratio	0.15%
Third Prior Net Losses/(Gains) Ratio	0.16%
Four Month Average	0.14%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.78%

Overcollateralization Target Amount	5,206,702.45
Actual Overcollateralization	5,206,702.45
Weighted Average Contract Rate	6.31%
Weighted Average Contract Rate, Yield Adjusted	10.74%
Weighted Average Remaining Term	30.94

Flow of Funds	$ Amount
Collections	15,418,632.48
Investment Earnings on Cash Accounts	8,990.46
Servicing Fee	(206,335.97)
Transfer to Collection Account	-
Available Funds	15,221,286.97

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	774,670.10
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	139,360.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	71,859.58
(7) Noteholders' Third Priority Principal Distributable Amount	7,802,352.06
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,206,702.45
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,226,342.78

Total Distributions of Available Funds	15,221,286.97

Servicing Fee	206,335.97
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	991,900,000.00
Original Class B	31,200,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 06/15/26	229,312,935.97
Principal Paid	13,009,054.51
Note Balance @ 07/15/26	216,303,881.46

Class A-1
Note Balance @ 06/15/26	0.00
Principal Paid	0.00
Note Balance @ 07/15/26	0.00
Note Factor @ 07/15/26	0.0000000%

Class A-2a
Note Balance @ 06/15/26	0.00
Principal Paid	0.00
Note Balance @ 07/15/26	0.00
Note Factor @ 07/15/26	0.0000000%

Class A-2b
Note Balance @ 06/15/26	0.00
Principal Paid	0.00
Note Balance @ 07/15/26	0.00
Note Factor @ 07/15/26	0.0000000%

Class A-3
Note Balance @ 06/15/26	98,462,935.97
Principal Paid	13,009,054.51
Note Balance @ 07/15/26	85,453,881.46
Note Factor @ 07/15/26	27.0167188%

Class A-4
Note Balance @ 06/15/26	84,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	84,000,000.00
Note Factor @ 07/15/26	100.0000000%

Class B
Note Balance @ 06/15/26	31,200,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	31,200,000.00
Note Factor @ 07/15/26	100.0000000%

Class C
Note Balance @ 06/15/26	15,650,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	15,650,000.00
Note Factor @ 07/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	985,889.68
Total Principal Paid	13,009,054.51
Total Paid	13,994,944.19

Class A-1
Coupon	5.60700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.57000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.59301%
Coupon	4.00301%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.15000%
Interest Paid	422,570.10
Principal Paid	13,009,054.51
Total Paid to A-3 Holders	13,431,624.61

Class A-4
Coupon	5.03000%
Interest Paid	352,100.00
Principal Paid	0.00
Total Paid to A-4 Holders	352,100.00

Class B
Coupon	5.36000%
Interest Paid	139,360.00
Principal Paid	0.00
Total Paid to B Holders	139,360.00

Class C
Coupon	5.51000%
Interest Paid	71,859.58
Principal Paid	0.00
Total Paid to C Holders	71,859.58

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.9491116
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.5237589
Total Distribution Amount	13.4728705

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.3359788
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	41.1288476
Total A-3 Distribution Amount	42.4648264

A-4 Interest Distribution Amount	4.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.1916667

B Interest Distribution Amount	4.4666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4666667

C Interest Distribution Amount	4.5916665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5916665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	599.76
Noteholders' Principal Distributable Amount	400.24

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/26	2,603,351.22
Investment Earnings	7,488.70
Investment Earnings Paid	(7,488.70)
Deposit/(Withdrawal)	-
Balance as of 07/15/26	2,603,351.22
Change	-

Required Reserve Amount	2,603,351.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,818,523.59	1,683,296.04	1,552,297.60
Number of Extensions	83	77	71
Ratio of extensions to Beginning of Period Receivables Balance	0.73%	0.64%	0.56%